Other operating expenses - Loss on Disposal of Business - Additional Information (Details) £ in Millions		12 Months Ended
	Sep. 13, 2023 GBP (£) subsidiary	Dec. 31, 2025 GBP (£)	Dec. 31, 2024 GBP (£)	Dec. 31, 2023 GBP (£)	Dec. 31, 2022 GBP (£)	Mar. 11, 2022 subsidiary
Other Operating Expenses [Line Items]
Provisions utilised		£ 2,767	£ 134
Loss recognised when control of subsidiary is lost		0	0	£ 546
Foreign exchange gain (loss) reclassified from other comprehensive income on disposal of business		£ (2)	£ 0	(552)
Russian and Belarusian Businesses
Other Operating Expenses [Line Items]
Proceeds from disposal	£ 425
Unused provision reversed, other provisions				195
Loss recognised when control of subsidiary is lost				548
Foreign exchange gain (loss) reclassified from other comprehensive income on disposal of business				554
Associated costs				3
Foreign exchange gain				9
Loss on disposal, net of impairment reversal				353
BAT Pars Company PJSC
Other Operating Expenses [Line Items]
Reversal of impairment loss recognised in profit or loss, trade receivables				2
BAT Russia | Discontinued operations
Other Operating Expenses [Line Items]
Impairment loss recognised in profit or loss	345				£ 554
Provisions utilised				£ 14	£ 14
BAT Russia | Cost | Discontinued operations
Other Operating Expenses [Line Items]
Net assets classified as held for sale	£ 770
Russia
Other Operating Expenses [Line Items]
Number of subsidiaries | subsidiary	2					2
Belarus
Other Operating Expenses [Line Items]
Number of subsidiaries | subsidiary	1